Borrowings (Detail Textuals) $ in Thousands, € in Millions		12 Months Ended
	Feb. 06, 2017 USD ($) Installment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Installment	Dec. 31, 2014 EUR (€)	Dec. 31, 2007 USD ($) Installment	Jan. 01, 2015 USD ($)	Dec. 31, 2008 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings		$ 1,486,445	$ 1,107,241	$ 1,087,566			$ 765,184
Debt service reserve account			15,075	15,075
Redemption of borrowings		$ 250,276	142,693	$ 231,597
Puerta Del Sur S.A. | Notes 7.75%
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate						7.75%
Principal amount of borrowings						$ 87,000
Number of instalments to repayment of loan | Installment						22
Minimum debt coverage service ratio						1.7
Maximum indebtness ratio						3
ACI Airport Sudamerica S.A. | Notes 6.875%
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate				6.875%
Principal amount of borrowings				$ 200,000
Number of instalments to repayment of loan | Installment				34
Debt service reserve account			15,000
Corporacion America Italia S.A. | Notes 6.25%
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate					6.25%
Principal amount of borrowings | €					€ 50
Percentage of share capital of dbet issuing entity secured by pledge					100.00%
Terminal Aeroportuaria de Guayaquil S.A | Notes Due 2016
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings								$ 28,000
Adjustment to base rate								2.50%
Aeropuertos Argentina 2000 SA | Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings								$ 328,000
Cash pledged as collateral			$ 30,872	$ 30,346
Aeropuertos Argentina 2000 SA | Notes 10% Due 2020
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate								10.00%
Aeropuertos Argentina 2000 SA | Notes 10.75% Due 2020
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate								10.75%
Aeropuertos Argentina 2000 SA | Notes 6.875%
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate	6.875%
Principal amount of borrowings	$ 400,000
Number of instalments to repayment of loan | Installment	32
Percentage of issue price	99.888%
Redemption of borrowings	$ 157,500
Loss on redemption of borrowings	$ 13,000
Corona Trading Corp. | Notes 9.064%
Disclosure of detailed information about borrowings [line items]
Borrowings interet rate								9.064%
Principal amount of borrowings								$ 25,000